Preferred Stock - Schedule of Preferred Stock (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Temporary Equity [Line Items]
Accrued dividend		$ 2,120	$ 3,723
Amortization of preferred stock issuance costs	$ 184	183	184
Net Total	66,410	66,226	63,923	$ 60,016
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Accrued dividend		2,120	3,723
Amortization of preferred stock issuance costs	184	183	184
Net Total	66,519	66,519	64,399	60,676
Preferred stock issuance cost	$ (109)	$ (293)	$ (476)	$ (660)